As filed with the United States Securities and Exchange Commission on September 6, 2019

1933 Act Registration No. 002-85905

1940 Act Registration No. 811-03826

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 111	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 111	☒

(Check appropriate box or boxes.)

AIM SECTOR FUNDS (INVESCO SECTOR FUNDS)

(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX 77046-1173

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (713) 626-1919

Jeffrey H. Kupor, Esquire

11 Greenway Plaza, Suite 1000, Houston, TX 77046-1173

(Name and Address of Agent for Service)

Copy to:

Joseph C. Benedetti, Esquire Invesco Advisers, Inc. 11 Greenway Plaza, Suite 1000 Houston, Texas 77046-1173	Matthew R. DiClemente, Esquire Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, Pennsylvania 19103-7018

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date), pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 6th day of September, 2019.

Registrant:	AIM SECTOR FUNDS (INVESCO SECTOR FUNDS)

	By:	/s/ Sheri Morris
Sheri Morris, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Sheri Morris	President & Treasurer	September 6, 2019
(Sheri Morris)	(Principal Executive Officer)

/s/ David C. Arch*	Trustee	September 6, 2019
(David C. Arch)

/s/ Beth Ann Brown***	Trustee	September 6, 2019
(Beth Ann Brown)

/s/ Bruce L. Crockett*	Chair & Trustee	September 6, 2019
(Bruce L. Crockett)

/s/ Jack M. Fields*	Trustee	September 6, 2019
(Jack M. Fields)

/s/ Martin L. Flanagan*	Vice Chair & Trustee	September 6, 2019
(Martin L. Flanagan)

/s/ Cynthia Hostetler*	Trustee	September 6, 2019
(Cynthia Hostetler)

/s/ Eli Jones*	Trustee	September 6, 2019
(Eli Jones)

/s/ Elizabeth Krentzman***	Trustee	September 6, 2019
(Elizabeth Krentzman)

/s/ Anthony J. LaCava, Jr.**	Trustee	September 6, 2019
(Anthony J. LaCava, Jr.)

/s/ Prema Mathai-Davis*	Trustee	September 6, 2019
(Prema Mathai-Davis)

/s/ Joel W. Motley***	Trustee	September 6, 2019
(Joel W. Motley)

/s/ Teresa M. Ressel*	Trustee	September 6, 2019
(Teresa M. Ressel)

/s/ Ann Barnett Stern*	Trustee	September 6, 2019
(Ann Barnett Stern)

/s/ Raymond Stickel, Jr.*	Trustee	September 6, 2019
(Raymond Stickel, Jr.)

/s/ Philip A. Taylor*	Trustee	September 6, 2019
(Philip A. Taylor)

/s/ Robert C. Troccoli*	Trustee	September 6, 2019
(Robert C. Troccoli)

/s/ Daniel S. Vandivort***	Trustee	September 6, 2019
(Daniel S. Vandivort)

/s/ James D. Vaughn***	Trustee	September 6, 2019
(James D. Vaughn)

/s/ Christopher L. Wilson*	Trustee	September 6, 2019
(Christopher L. Wilson)

/s/ Kelli Gallegos	Vice President & Assistant Treasurer	September 6, 2019
(Kelli Gallegos)	(Principal Financial Officer)

By:	/s/ Sheri Morris
Sheri Morris
Attorney-in-Fact

*	Sheri Morris, pursuant to powers of attorney dated March 28, 2018, filed in the Registrant’s Post-Effective Amendment No. 102 on August 24, 2018.
**	Sheri Morris, pursuant to power of attorney dated March 1, 2019, filed in the Registrant’s Post-Effective Amendment No. 108 on May 23, 2019.
***	Sheri Morris, pursuant to powers of attorney dated June 10, 2019, in the Registrant’s Post-Effective Amendment No. 110 on August 27, 2019.

EXHIBIT INDEX

Index No.	Description of Exhibit

Ex-101.ins	XBRL Instance Document

Ex-101.sch	XBRL Taxonomy Extension Schema Document

Ex-101.cal	XBRL Taxonomy Extension Calculation Linkbase

Ex-101.def	XBRL Taxonomy Extension Definition Linkbase

Ex-101.lab	XBRL Taxonomy Extension Labels Linkbase

Ex-101.pre	XBRL Taxonomy Extension Presentation Linkbase